Commitments and Contingent Liabilities (Tables)	9 Months Ended
Sep. 30, 2026
Commitments and Contingent Liabilities [Abstract]
Schedule of Off-Balance Sheet Contractual Obligations

The following were the Company’s off-balance sheet contractual obligations as at September 30, 2026:

	Remainder 2026	2027	2028	2029	2030	Thereafter	Total
Property leases	$301	$1,203	$1,203	$1,203	$1,203	$11,935	$17,048
Capital commitments	687,629	6,404	—	—	—	—	694,033
Other operating commitments	15,389	17,838	18,851	15,144	13,449	38,421	119,092
	$703,319	$25,445	$20,054	$16,347	$14,652	$50,356	$830,173